Asset Held for Sale and Discontinued Operations - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands				3 Months Ended		12 Months Ended
	Dec. 21, 2018 USD ($)	Mar. 20, 2018 USD ($)	Mar. 05, 2018 EUR (€)	Mar. 31, 2019 TRY (₺)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)
Asset held for sale and discontinued operations [line items]
Final Value of Transaction Holdings						₺ 2,229,595	€ 352,851
Geocell LLC [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred		$ 153,000
Kcell JSC [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred	$ 302,571
Azertel Telekomunikasyon Yatirim Dis Ticaret A.S. [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred | €			€ 221,687
Fintur [member]
Asset held for sale and discontinued operations [line items]
Gain On Sale of Associate From Discontinued Operations | ₺						₺ 772,436
Compensation Expense				₺ 59,224	$ 10,448